ACQUISITIONS - (Narrative) (Details) - USD ($) $ in Millions				1 Months Ended
	Jun. 09, 2025	Sep. 13, 2023	Sep. 11, 2023	Oct. 22, 2025	Sep. 30, 2024	Oct. 17, 2023
Amosec Ltd [Member]
Business Acquisition [Line Items]
Acquisition date			Sep. 11, 2023
Perimeter 81 Ltd [Member]
Business Acquisition [Line Items]
Acquisition date		Sep. 13, 2023
Business combination, consideration transferred		$ 503.1
R M Computer Consultants Inc [Member]
Business Acquisition [Line Items]
Acquisition date						Oct. 17, 2023
Cyberint Ltd [Member]
Business Acquisition [Line Items]
Acquisition date					Sep. 30, 2024
Business combination, consideration transferred					$ 188.6
Veriti Security Ltd [Member]
Business Acquisition [Line Items]
Acquisition date	Jun. 09, 2025
Business combination, consideration transferred	$ 92.5
Lakera Ai Ag [Member]
Business Acquisition [Line Items]
Acquisition date				Oct. 22, 2025
Business combination, consideration transferred				$ 201.8